Long-term investments - Equity securities (Details) $ / shares in Units, kr in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Jul. 01, 2021 USD ($) shares	Jul. 01, 2021 CNY (¥) shares	Jan. 31, 2023 USD ($)	May 31, 2022 USD ($) day $ / shares shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CNY (¥) shares	Apr. 30, 2022 SEK (kr) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 20, 2022 $ / shares
Long-term investments
Impairment loss recognized											¥ 0	¥ 0
Impairment of Long-Lived Assets to be Disposed of									¥ 7,292,000		0	¥ 0
Ordinary shares, par value per share (in USD per share) | $ / shares															$ 0.000005
Equity securities													¥ 48,580,000	¥ 69,319,000
Luminar Technologies, Inc
Long-term investments
Equity securities (in shares) | shares				2,030,374
Equity securities				$ 12,588				$ 6,842		$ 10,050			¥ 48,580,000	¥ 69,319,000
Equity securities, annual amount								$ 3,208	¥ 22,451,000	$ 2,538	¥ 16,843,000
Luminar Technologies, Inc
Long-term investments
Trading days | day				20
Ordinary shares, par value per share (in USD per share) | $ / shares				$ 0.0001
Other commitment | $				$ 15,000
Common shares in Zenseact AB
Long-term investments
Newly issued common shares subscribed | shares	8,834	8,834			6,447	6,447	6,447					8,834
Equity interest acquired	15.00%	15.00%			13.50%	13.50%	13.50%					15.00%
Cash consideration to acquire equity securities	$ 106,000	¥ 675,824,000					kr 800,000
Investment's carrying amount gain					$ 5,297	¥ 35,153,000
Impairment of Long-Lived Assets to be Disposed of			$ 115,000		115,000	763,192,000
Gain of disposed investment consideration					$ 3,703	¥ 24,575,000